Inventories	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:
  The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2019	June 30, 2020
Lubricants	$403	$379
Bunkers	98	123
Total	$501	$502